UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 06/30/2000

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    08/03/2000

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   47

 Form 13F Information Table Value Total:   310336

 List of Other Managers:

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      8988   201700 SH       SOLE                 201700        0      0
 Adobe Systems                 COM               00724F101     11557    88900 SH       SOLE                  88900        0      0
 Alcoa Inc.                    COM               013817101      6676   230200 SH       SOLE                 230200        0      0
 Archer-Daniels Midland        COM               039483102      2984   304147 SH       SOLE                 304147        0      0
 Associates First Capital      COM               046008108      4855   217600 SH       SOLE                 217600        0      0
 Avnet                         COM               053807103      5724    96600 SH       SOLE                  96600        0      0
 Becton Dickinson              COM               075887109      8164   284600 SH       SOLE                 284600        0      0
 Texaco                        COM               881694103      8488   159400 SH       SOLE                 159400        0      0
 Fedex Corporation             COM               31428X106      9040   237900 SH       SOLE                 237900        0      0
 CSX                           COM               126408103      2986   140950 SH       SOLE                 140950        0      0
 Chase Manhattan Corp.         COM               16161A108      9576   207900 SH       SOLE                 207900        0      0
 Compaq Computer Corp.         COM               204493100      8080   316100 SH       SOLE                 316100        0      0
 Sara Lee                      COM               803111103      8758   453500 SH       SOLE                 453500        0      0
 Target Corporation            COM               8.7612000     11809   203600 SH       SOLE                 203600        0      0
 Bank One                      COM               06423A103      5578   210000 SH       SOLE                 210000        0      0
 Eastman Kodak                 COM               277461109      6589   110500 SH       SOLE                 110500        0      0
 Federal National Mortgage     COM               313586109     12760   244500 SH       SOLE                 244500        0      0
 Ford Motor                    COM               345370100      8536   198500 SH       SOLE                 198500        0      0
 General Electric              COM               369604103     10184   192150 SH       SOLE                 192150        0      0
 Hewlett-Packard               COM               428236103     13836   110800 SH       SOLE                 110800        0      0
 Hilton Hotels                 COM               432848109      3579   381800 SH       SOLE                 381800        0      0
 Home Depot                    COM               437076102      7386   147900 SH       SOLE                 147900        0      0
 Intel Corporation             COM               458140100     20133   150600 SH       SOLE                 150600        0      0
 Johnson & Johnson             COM               478160104      7651    75100 SH       SOLE                  75100        0      0
 Hartford Financial Services   COM               416515104      9409   168200 SH       SOLE                 168200        0      0
 Agilent Technologies Inc.     COM               00846U101      3082    41795 SH       SOLE                  41795        0      0
 Network Associates            COM               640938106      4678   229600 SH       SOLE                 229600        0      0
 Merck                         COM               589331107      8528   111300 SH       SOLE                 111300        0      0
 Micron Technology             COM               595112103     14918   169400 SH       SOLE                 169400        0      0
 Alltel Corp.                  COM               020039103      5723    92400 SH       SOLE                  92400        0      0
 Visteon Corp                  COM               92839U107       315    25983 SH       SOLE                  25983        0      0
 Morgan J.P.                   COM               616880100      4515    41000 SH       SOLE                  41000        0      0
 Tenet Healthcare              COM               88033G100      8605   318700 SH       SOLE                 318700        0      0
 Nike                          COM               654106103      5379   135100 SH       SOLE                 135100        0      0
 Pall Corporation              COM               696429307       884    47800 SH       SOLE                  47800        0      0
 Pfizer                        COM               717081103     10982   228800 SH       SOLE                 228800        0      0
 Worldcom                      COM               98157d106     10583   230700 SH       SOLE                 230700        0      0
 Safeco                        COM               786429100      2115   106400 SH       SOLE                 106400        0      0
 St. Paul Companies            COM               792860108      4989   146200 SH       SOLE                 146200        0      0
 USX Marathon                  COM               902905827      5376   214500 SH       SOLE                 214500        0      0
 Unocal                        COM               915289102      5363   161900 SH       SOLE                 161900        0      0